Income Taxes - Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory income tax rate	30.20%	30.20%	30.20%
Difference in statutory income tax rates of foreign subsidiaries	(5.40%)	(6.30%)	(4.50%)
Effects of investments accounted for using the equity method	(2.00%)	(4.00%)	(5.70%)
Effects of undistributed earnings and withholding taxes on royalty	6.10%	11.30%	7.10%
Changes in unrecognized deferred tax assets	0.10%	(10.30%)	1.40%
Effects of income and expense not taxable and deductible for tax purpose	0.00%	0.10%	0.00%
Effects of tax credit	(2.60%)	(2.90%)	(0.90%)
Other adjustments relating to prior years	(0.10%)	(0.50%)	(0.10%)
Adjustments for the uncertain tax treatments on income taxes	0.10%	0.60%	0.90%
Adjustments for the changes in income tax laws	0.20%	(0.60%)	0.10%
Other	1.40%	0.80%	0.40%
Average effective tax rate	28.00%	18.40%	28.90%